Document and Entity Information	Sep. 09, 2020
Document Type	8-K
Document Period End Date	Sep. 09, 2020
Entity File Number	1-9924
Entity Registrant Name	Citigroup Inc
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-1568099
Entity Address, Address Line One	388 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	212
Local Phone Number	559-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000831001
Amendment Flag	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	C
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 7.125% Fix/Float Rate Noncum Pref Stk, Ser J
Trading Symbol	C Pr J
Security Exchange Name	NYSE
Series S Preferred Stock [Member]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 6.875% Fix/Float Rate Noncum Pref Stk, Ser K
Trading Symbol	C Pr K
Security Exchange Name	NYSE
Citigroup Capital III [Member]
Title of 12(b) Security	Depositary Shares, represent 1/1,000th interest in a share of 6.300% Noncum Pref Stock, Ser S
Trading Symbol	C Pr S
Security Exchange Name	NYSE
Citigroup Capital XIII [Member]
Title of 12(b) Security	7.625% TRUPs of Cap III (and registrant’s guaranty)
Trading Symbol	C/36Y
Security Exchange Name	NYSE
Citigroup Capital XVIII [Member]
Title of 12(b) Security	7.875% FXD / FRN TruPS of Cap XIII (and registrant’s guaranty)
Trading Symbol	C N
Security Exchange Name	NYSE
CTracks Miller Howard MLP Fundamental Index [Member]
Title of 12(b) Security	6.829% FXD / FRN Enhanced TruPS of Cap XVIII (and registrant’s guaranty)
Trading Symbol	C/67BP
Security Exchange Name	NYSE
CTracks Miller Howard Strategic Dividend Reinvestor [Member]
Title of 12(b) Security	C-Tracks ETN Miller/Howard MLP Fundamental Index Due Sept 2023
Trading Symbol	MLPC
Security Exchange Name	NYSEArca
CTracks Miller Howard MLP Fundamental Index Series B [Member]
Title of 12(b) Security	C-Tracks ETN Miller/Howard Strategic Dividend Reinvestor Due Sept 2024
Trading Symbol	DIVC
Security Exchange Name	NYSEArca
Velocity Shares Daily Long USD vs JPY [Member]
Title of 12(b) Security	C-Tracks ETN Miller/Howard Fund, Ser B, Due July 2026 of CGMHI (and registrant’s guaranty)
Trading Symbol	MLPE
Security Exchange Name	NYSEArca
Velocity Shares Daily Long USD vs GBP [Member]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs JPY Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DJPY
Security Exchange Name	NYSEArca
Velocity Shares Daily Long USD vs EUR [Member]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs GBP Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DGBP
Security Exchange Name	NYSEArca
Velocity Shares Daily Long USD vs CHF [Member]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs EUR Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DEUR
Security Exchange Name	NYSEArca
Velocity Shares Daily Long USD vs AUD [Member]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs CHF Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DCHF
Security Exchange Name	NYSEArca
Velocity Shares Daily Long JPY vs USD [Member]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs AUD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DAUD
Security Exchange Name	NYSEArca
Velocity Shares Daily Long EUR vs USD [Member]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long JPY vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	UJPY
Security Exchange Name	NYSEArca
Velocity Shares Daily Long GBP vs USD [Member]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long EUR vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	UEUR
Security Exchange Name	NYSEArca
Velocity Shares Daily Long CHF vs USD [Member]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long GBP vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	UGBP
Security Exchange Name	NYSEArca
Velocity Shares Daily Long AUD vs USD [Member]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long CHF vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	UCHF
Security Exchange Name	NYSEArca
Velocity Shares Long Libor ETN [Member]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long AUD vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	UAUD
Security Exchange Name	NYSEArca
Velocity Shares Short Libor ETN [Member]
Title of 12(b) Security	MTN, Series N, Callable Step-Up Coupon Notes Due Mar 2036 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/36A
Security Exchange Name	NYSE
Velocity Shares Long Crude Oil ETN [Member]
Title of 12(b) Security	MTN, Series G, Callable Fixed Rate Notes Due Jan 2027
Trading Symbol	C27C
Security Exchange Name	NYSE